UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	February 28, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.6% (1.0% of Total Investments)
$ 1,300	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 1,184,560
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 39.3% (25.8% of Total Investments)
925	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Brunswick School,	7/13 at 100.00	Baa1	888,851
	Series 2003B, 5.000%, 7/01/33 – NPFG Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	424,905
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
305	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	277,782
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	927,520
	Series 2010-O, 5.000%, 7/01/40
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Horace Bushnell	7/11 at 100.00	Baa1	738,143
	Memorial Hall, Series 1999A, 5.625%, 7/01/29 – NPFG Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	899,560
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	938,490
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
1,595	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A–	1,615,639
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
270	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	N/R	235,265
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	A+	1,441,880
	Series 2004H, 5.000%, 7/01/21 – NPFG Insured
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	BBB–	1,774,480
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	895,976
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	805,592
	Series 2010G, 5.000%, 7/01/35
1,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	1,507,965
	Series 2003X-1, 5.000%, 7/01/42 (UB)
3,550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	3,598,742
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
6,150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	6,247,908
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
245	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	5/11 at 101.00	AAA	247,800
	Program, Series 1999A, 6.000%, 11/15/18 – AMBAC Insured (Alternative Minimum Tax)
610	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aa2	614,301
	Program, Series 2001A, 5.250%, 11/15/18 – NPFG Insured (Alternative Minimum Tax)
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 –	1/14 at 100.00	AA	1,069,900
	NPFG Insured
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17 –	2/15 at 100.00	AA+	1,361,813
	AGM Insured
685	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	727,237
	FGIC Insured
535	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	563,623
225	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	237,587
1,000	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	Aa2	1,071,280
	11/15/19 – FGIC Insured
29,090	Total Education and Civic Organizations			29,112,239
	Health Care – 20.7% (13.6% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
500	5.500%, 7/01/21 – RAAI Insured	7/12 at 101.00	N/R	469,530
700	5.500%, 7/01/32 – RAAI Insured	7/12 at 101.00	N/R	608,846
645	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/11 at 100.00	N/R	626,837
	Health Network, Series 2000A, 6.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
800	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	781,288
500	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	463,385
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
385	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	341,172
150	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	128,669
2,620	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	2,518,449
	Series 2006, 5.000%, 7/01/32 – AGM Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	391,720
	Series 2010-I, 5.000%, 7/01/30
1,395	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,379,990
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
425	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	417,673
	Hospital, Series 2010M, 5.500%, 7/01/40
3,000	Connecticut Health and Educational Facilities Authority, Revenue Refunding Bonds, Middlesex	7/11 at 100.00	A2	2,778,810
	Health Services, Series 1997H, 5.125%, 7/01/27 – NPFG Insured
1,000	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	Aa1	955,280
	Series 2010A, 5.000%, 11/15/40
350	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A1	330,873
	Series 2010, 4.750%, 11/15/29
3,050	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	3,102,826
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
15,920	Total Health Care			15,295,348
	Housing/Multifamily – 1.2% (0.8% of Total Investments)
960	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	911,530
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 10.0% (6.6% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	5/11 at 100.00	AAA	966,600
500	5.450%, 11/15/43 (Alternative Minimum Tax)	5/11 at 100.00	AAA	482,230
1,675	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	1,679,740
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
205	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	194,303
220	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	202,358
2,045	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	1,982,893
	4.650%, 11/15/27
2,000	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	1,897,040
	Series 2010-A2, 4.500%, 11/15/30
7,645	Total Housing/Single Family			7,405,164
	Long-Term Care – 3.1% (2.1% of Total Investments)
165	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/11 at 100.00	BBB–	165,285
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.700%, 4/01/12
540	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	3/11 at 101.00	BBB–	542,441
	Connecticut Baptist Homes Inc., Series 1999, 5.500%, 9/01/15 – RAAI Insured
1,600	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA	1,616,480
	Series 2010-16, 5.000%, 6/15/30
2,305	Total Long-Term Care			2,324,206
	Tax Obligation/General – 19.1% (12.5% of Total Investments)
750	Bridgeport, Connecticut, General Obligation Refunding Bonds, Series 2002A, 5.375%, 8/15/19 –	8/12 at 100.00	A1	770,850
	FGIC Insured
1,110	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	1,166,499
2,000	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	2,093,260
1,300	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA+	1,384,110
500	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 100.00	AA	551,845
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 – AGM Insured	8/15 at 100.00	AA+	827,987
525	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA+	528,344
500	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A1	541,220
500	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	570,365
1,860	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2002A, 5.500%, 7/01/20 –	No Opt. Call	A3	1,916,693
	NPFG Insured
1,420	Regional School District 16, Connecticut, General Obligation Bonds, Series 2003, 5.000%,	3/13 at 101.00	A1	1,505,484
	3/15/16 – AMBAC Insured
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
465	5.000%, 6/15/17	No Opt. Call	AA+	542,529
460	5.000%, 6/15/19	No Opt. Call	AA+	540,587
1,000	5.000%, 6/15/21	No Opt. Call	AA+	1,169,240
13,165	Total Tax Obligation/General			14,109,013
	Tax Obligation/Limited – 21.2% (14.0% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
1,300	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA+	1,306,864
1,000	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA+	982,310
1,945	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Child Care Facilities	7/11 at 100.00	N/R	1,914,250
	Program, Series 1999C, 5.625%, 7/01/29 – AMBAC Insured
500	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2003B,	1/14 at 100.00	AA	526,900
	5.000%, 1/01/23 – FGIC Insured
1,750	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	1,815,590
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
1,100	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	1,113,948
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
960	0.000%, 7/01/32 – FGIC Insured	No Opt. Call	A3	206,726
2,615	0.000%, 7/01/33 – FGIC Insured	No Opt. Call	A3	516,619
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/12 at 100.00	AA+	2,018,300
2,400	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA+	2,518,008
975	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	902,285
	2010A, 5.375%, 8/01/39
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AA+	1,056,470
	10/01/19 – AGM Insured
895	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	843,260
	Series 2010A, 5.000%, 10/01/29
18,440	Total Tax Obligation/Limited			15,721,530
	Transportation – 1.0% (0.7% of Total Investments)
750	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	A–	750,435
	5.125%, 10/01/26 – NPFG Insured (Alternative Minimum Tax)
	U.S. Guaranteed – 13.7% (9.0% of Total Investments) (5)
650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	N/R (5)	667,713
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
40	Connecticut, General Obligation Bonds, Series 1993E, 6.000%, 3/15/12 (ETM)	No Opt. Call	Aa2 (5)	42,349
1,500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (5)	1,597,995
	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002B:
2,000	5.000%, 12/01/20 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	2,153,480
1,000	5.000%, 12/01/21 (Pre-refunded 12/01/12) – AMBAC Insured	12/12 at 100.00	AA (5)	1,076,740
600	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	N/R (5)	606,402
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
1,100	University of Connecticut, General Obligation Bonds, Series 2003A, 5.125%, 2/15/21	2/13 at 100.00	AA (5)	1,196,800
	(Pre-refunded 2/15/13) – NPFG Insured
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AA+ (5)	1,052,040
	4/01/12) – AGM Insured
1,500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	1,718,085
	(Pre-refunded 10/01/15)
9,390	Total U.S. Guaranteed			10,111,604
	Utilities – 8.6% (5.7% of Total Investments)
1,150	Bristol Resource Recovery Facility Operating Committee, Connecticut, Solid Waste Revenue	No Opt. Call	AA	1,205,143
	Bonds, Covanta Bristol Inc., Series 2005, 5.000%, 7/01/12 – AMBAC Insured
1,000	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/11 at 101.00	Baa1	1,004,310
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
1,070	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	1,003,500
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	1,693,965
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
205	5.500%, 1/01/14 (Alternative Minimum Tax)	7/11 at 100.00	BBB	205,560
1,290	5.500%, 1/01/20 (Alternative Minimum Tax)	7/11 at 100.00	BBB	1,290,168
6,465	Total Utilities			6,402,646
	Water and Sewer – 12.5% (8.2% of Total Investments)
500	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	410,710
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,293,736
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
1,520	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	1,525,577
2,260	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	2,167,610
725	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010,	7/20 at 100.00	Ba2	641,414
	5.625%, 7/01/40
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
1,000	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	1,035,079
1,075	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	1,075,440
1,100	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	11/13 at 100.00	AA+	1,103,233
	2003A, 5.000%, 11/15/32
9,365	Total Water and Sewer			9,252,799
$ 114,795	Total Investments (cost $113,985,372) – 152.0%			112,581,074
	Floating Rate Obligations – (10.8)%			(7,965,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (48.7)% (6)			(36,080,000)
	Other Assets Less Liabilities – 7.5%			5,543,811
	Net Assets Applicable to Common Shares – 100%			$ 74,079,885

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 28, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$112,581,074	$ —	$112,581,074
During the period ended February 28, 2011, the Fund recognized no significant transfers to/from Level 1,
Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2011, the cost of investments was $106,080,204.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2011, were as follows:

Gross unrealized:
Appreciation	$ 1,912,964
Depreciation	(3,376,894)
Net unrealized appreciation (depreciation) of investments	$(1,463,930)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.0%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 29, 2011